Property, Plant and Equipment	12 Months Ended
Mar. 31, 2017
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2017	2016
Cost:
Land	$7,633	$7,667
Buildings	158,510	151,054
Leasehold improvements	2,273	2,299
Machinery and equipment	181,176	176,852
Computer equipment	34,271	29,112
Motor vehicles	215	232
Furniture, fixtures and office equipment	14,052	9,355
	398,130	376,571
Accumulated depreciation and impairment charges:
Buildings	$59,011	$54,440
Leasehold improvements	1,436	1,326
Machinery and equipment	121,717	125,822
Computer equipment	28,105	27,568
Motor vehicles	199	200
Furniture, fixtures and office equipment	7,577	7,756
	218,045	217,112
Depreciated cost	$180,085	$159,459

b.	Depreciation expenses were $12,645, $11,901, and $12,480 for the years ended March 31, 2017, 2016 and 2015, respectively. For related impairment charges, see Note 2.n.
c.

Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $16,234 and $16,417 as of March 31, 2017 and 2016.  There were no additional capitalized interest and other costs as of March 31, 2017 and 2016.

d.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $4,517 and $4,500 as of March 31, 2017 and 2016, respectively.
e.	As for pledges – see Note 14.
f.	Asset disposals were $10,799 and $4,771 for the years ended March 31, 2017 and 2016, respectively, mainly relating to the write-offs of fully depreciated production equipment.